Provisions (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions
Balance at the beginning	₽ 875,462	₽ 666,473
Provisions made during the year	134,691	390,941
Provisions reversed during the year	(303,554)	(175,037)
Provisions used during the year	(37,980)	(6,915)
Balance at the end	668,619	875,462
Non-current	25,988	117,345
Current	642,631	758,117
Provision For Uncertain Tax Positions Related to LTIPs and Equity Awards to Board of directors
Reconciliation of changes in other provisions
Balance at the beginning	395,986	172,158
Provisions made during the year		230,743
Provisions reversed during the year	(67,619)
Provisions used during the year	(17,214)	(6,915)
Balance at the end	311,153	395,986
Non-current	25,988	117,345
Current	285,165	278,641
Provision for taxes other than income tax
Reconciliation of changes in other provisions
Balance at the beginning	451,432	494,315
Provisions made during the year	134,289	132,154
Provisions reversed during the year	(228,255)	(175,037)
Balance at the end	357,466	451,432
Current	357,466	451,432
Other
Reconciliation of changes in other provisions
Balance at the beginning	28,044
Provisions made during the year	402	28,044
Provisions reversed during the year	(7,680)
Provisions used during the year	₽ (20,766)
Balance at the end		28,044
Current		₽ 28,044